CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenues	$ 10,909,039	$ 8,583,642	$ 13,141,905
Shengyue | Net Revenues | Revenue Concentration Risk
Concentration Risk [Line Items]
Percentage of concentration risk	0.00%	31.50%	94.40%
Huzhong | Net Revenues | Revenue Concentration Risk
Concentration Risk [Line Items]
Percentage of concentration risk	87.10%	32.40%
Online advertising services
Concentration Risk [Line Items]
Revenues	$ 9,900,000	$ 7,000,000	$ 13,100,000
Promotional marketing services
Concentration Risk [Line Items]
Revenues	$ 120,000	$ 1,610,000	$ 0